SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional information (Details)													1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 10, 2021 USD ($) $ / shares shares	Nov. 07, 2021 USD ($) $ / shares shares	May 13, 2021 USD ($) $ / shares shares	Feb. 10, 2021 $ / shares shares	Aug. 13, 2020 shares	Aug. 06, 2020 $ / shares shares	Aug. 04, 2020 shares	Feb. 08, 2020 $ / shares shares	Jul. 21, 2019 USD ($) shares	Jun. 21, 2019 shares	Apr. 21, 2019 shares	Apr. 20, 2019 shares	Jun. 30, 2019 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment shares	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($) segment shares	Mar. 31, 2021 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares	Jun. 21, 2020 shares	Mar. 31, 2020 USD ($)
Number of new shares offered during period			553,192							178,137
Shares issued (in shares)											178,136	1,781,360
Proceeds from Issuance of Common Stock | $									$ 6,000,000.0
Number of operating segment | segment																2		2
Number of reportable segment | segment														2		2		2
Allowance for doubtful accounts | $																		$ 112,905	$ 78,167				$ 379,689
Impairments of inventories | $																$ 3,085	$ 0	60,398	0
Contract receivable for automobile transaction and related services | $														$ 26,573		26,573		136,418
Contract receivable for automobile transaction and related services, expected to be due within twelve months | $														24,558		24,558		91,448
Contract receivable for automobile transaction and related services, expected to be due in second year | $														$ 2,015		$ 2,015		$ 44,971
Percentage of customers to which the Company provides them with management and guarantee services																95.00%		95.00%
Company's pricing interest rate per annum																6.00%		6.00%
Percentage of Income Taxes Benefit														50.00%		50.00%		50.00%		50.00%	50.00%
Percentage of remaining economic life of underlying asset																75.00%		75.00%
Percentage of economic life of underlying asset																25.00%		25.00%
Percentage of equal or exceeds lease payment																90.00%		90.00%
Impairment loss on goodwill | $														$ 0	$ 0	$ 0	139,580	$ 139,930	0
Cash deposits | $																$ 91,000		$ 117,000	$ 2,073,000
Foreign Currency Exchange Rate, Remeasurement														6.90		6.90		6.34	6.55	6.90	6.34
Series A Convertible Preferred Stock [Member]
Number of dilutive securities convertible into common stock																		735,295
Continuing Operations [Member]
Allowance for doubtful accounts | $														$ 0		$ 0		$ 112,905	$ 1,739
Impairment of property and equipment | $																		0	0
Impairment loss on finance lease ROU assets | $																		3,044	10,953
Write off accounts receivables | $																$ 107,820	45,465	44,227	89,921
Discontinued Operations [Member]
Allowance for doubtful accounts | $																			76,428
Impairment of property and equipment | $																		32,479	10,459
Impairment loss on finance lease ROU assets | $																		0	109,427
Write off accounts receivables | $																	$ 11,952	$ 16,273	395,463
Pre Reverse Split [Member]
Number of new shares offered during period			5,531,916							1,781,361
Pre Reverse Split [Member] | Series A Convertible Preferred Stock [Member]
Number of dilutive securities convertible into common stock																		7,352,941
Over-Allotment option
Shares issued (in shares)					180,000		180,000
Over-Allotment option | Pre Reverse Split [Member]
Shares issued (in shares)					1,800,000		1,800,000
Private Placement [Member]
Class of warrant number of securities called by warrants					56,800
Offering price | $ / shares		$ 6.8
Shares issued (in shares)		55,148
Exercisable term					5 years
Exercise price of warrants (as a percent)							125.00%
Cash commission | $		$ 375,000
Private Placement [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants					568,000
Offering price | $ / shares		$ 0.68
Shares issued (in shares)		551,471
Offering Price [Member]
Shares issued						1,200,000
Offering price | $ / shares						$ 5.0
Shares issued (in shares)					180,000
Offering Price [Member] | Pre Reverse Split [Member]
Shares issued						12,000,000
Offering price | $ / shares						$ 0.50
Shares issued (in shares)					1,800,000
Warrant [Member]
Class of warrant number of securities called by warrants								15,218
Offering price | $ / shares								$ 17.25
Exercisable term								5 years
Warrant [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants								152,174
Offering price | $ / shares								$ 1.725
Placement Agency Agreement [Member]
Number of new shares offered during period				507,247
Class of warrant number of securities called by warrants				38,044
Offering price | $ / shares				$ 13.8				$ 13.8
Exercisable term				5 years
Exercise price of warrants (as a percent)								7.00%
Placement Agency Agreement [Member] | Pre Reverse Split [Member]
Number of new shares offered during period				5,072,465
Class of warrant number of securities called by warrants				380,435
Offering price | $ / shares				$ 1.38				$ 1.38
Automobiles [Member] | Minimum [Member]
Useful life																3 years		3 years
Automobiles [Member] | Maximum [Member]
Useful life																5 years		5 years
Revenues from sales of automobiles [Members] | Minimum [Member]
Accounts receivable collection period																		36 months
Revenues from sales of automobiles [Members] | Maximum [Member]
Accounts receivable collection period																		48 months
Service fees from automobile purchase services [Member] | Minimum [Member]
Accounts receivable collection period																36 months		36 months
Service fees from automobile purchase services [Member] | Maximum [Member]
Accounts receivable collection period																48 months		48 months
CHINA [Members]
Deposits, Savings Deposits | $														1,361,000		$ 1,361,000		$ 874,000	2,339,000
Maximum Insurance Claim Deposit														70,000		70,000		80,000		¥ 500,000	¥ 500,000
UNITED STATES [Members]
Deposits, Savings Deposits | $														$ 91,000		$ 91,000		117,000	$ 1,560,000
Cash, FDIC Insured Amount | $																		$ 250,000
May 2021 [Member]
Offering price | $ / shares			$ 11.75
Exercisable term			5 years
Proceeds from Issuance of Common Stock | $			$ 5,800,000
Cash commission | $			$ 487,500
May 2021 [Member] | Pre Reverse Split [Member]
Offering price | $ / shares			$ 1.175
November 10, 2021 [Member]
Offering price | $ / shares	$ 1,000
Exercisable term	5 years
Proceeds from Issuance of Common Stock | $	$ 4,400,000
Cash commission | $	$ 375,000
November 10, 2021 [Member] | Private Placement [Member]
Number of new shares offered during period	5,000
Underwriter Warrant [Member] | August 4, 2020 [Member]
Class of warrant number of securities called by warrants					56,800		56,800							31,808		31,808		31,808	31,808	31,808	31,808
Underwriter Warrant [Member] | August 4, 2020 [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants					568,000
Underwriter Warrant [Member] | August 4, 2020 [Member] | Private Placement [Member]
Exercise price of warrants (as a percent)					125.00%
Investor Warrants [Member]
Number of new shares offered during period																		735,295
Investor Warrants [Member] | Pre Reverse Split [Member]
Number of new shares offered during period																		7,352,941
Investor Warrants [Member] | May 2021 [Member]
Number of new shares offered during period			553,192
Class of warrant number of securities called by warrants																		553,192			553,192
Offering price | $ / shares			$ 10.5
Investor Warrants [Member] | May 2021 [Member] | Pre Reverse Split [Member]
Number of new shares offered during period			5,531,916
Offering price | $ / shares			$ 1.05
Investor Warrants [Member] | November 10, 2021 [Member]
Number of new shares offered during period	735,295
Class of warrant number of securities called by warrants	5,335,763													5,310,763		5,310,763		5,335,763		5,310,763	5,335,763
Offering price | $ / shares	$ 8.20
Investor Warrants [Member] | November 10, 2021 [Member] | Pre Reverse Split [Member]
Number of new shares offered during period	7,352,941
Offering price | $ / shares	$ 0.82
Placement agent warrants [Member]
Number of new shares offered during period																		55,148
Placement agent warrants [Member] | Pre Reverse Split [Member]
Number of new shares offered during period																		551,471
Placement agent warrants [Member] | Maximum [Member]
Class of warrant number of securities called by warrants										14,251
Placement agent warrants [Member] | Maximum [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants										142,509
Placement agent warrants [Member] | May 2021 [Member]
Class of warrant number of securities called by warrants																		41,490			41,490
Offering price | $ / shares			$ 10.5
Shares issued (in shares)			41,490
Placement agent warrants [Member] | May 2021 [Member] | Pre Reverse Split [Member]
Offering price | $ / shares			$ 1.05
Shares issued (in shares)			414,894
Placement agent warrants [Member] | November 10, 2021 [Member]
Class of warrant number of securities called by warrants	55,148													55,148		55,148		55,148		55,148	55,148
Offering price | $ / shares	$ 6.80
Shares issued (in shares)	55,148
Placement agent warrants [Member] | November 10, 2021 [Member] | Pre Reverse Split [Member]
Offering price | $ / shares	$ 0.68
Shares issued (in shares)	551,471
SeriesWarrants [Member]
Class of warrant number of securities called by warrants									133,602	133,603
SeriesWarrants [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants									1,336,021	1,336,021
Series B Warrants [Member]
Class of warrant number of securities called by warrants									111,632	111,632												111,632
Proceeds from Issuance of Common Stock | $													$ 111
Series B Warrants [Member] | Pre Reverse Split [Member]
Class of warrant number of securities called by warrants									1,116,320	1,116,320												1,116,320